Consolidated Statements Of Changes In Equity - CAD shares in Thousands, CAD in Millions	Share capital	Contributed surplus	Accumulated other comprehensive income	Non-controlling interests	Retained earnings	Total
Beginning balance at Dec. 31, 2015	CAD 19,466.0	CAD 633.0	CAD 1,265.0		CAD 17,675.0	CAD 39,039.0
Beginning balance (in share) at Dec. 31, 2015						1,446,013
Changes in equity [abstract]
Net earnings				CAD 11.0	434.0	CAD 445.0
Foreign currency translation adjustment			(258.0)			(258.0)
Actuarial (loss) gain on employee retirement benefit plans, net of income taxes					(24.0)	(24.0)
Total comprehensive (loss) income			(258.0)	11.0	410.0	163.0
Issued under share option plans	216.0	(84.0)				CAD 132.0
Issued under share option plans (in shares)						3,983
Issued for cash, net of income taxes of $26 (in shares)						82,225
Issued for the acquisition of Canadian Oil Sands Limited	3,154.0			1,172.0		CAD 4,326.0
Issued for the acquisition of Canadian Oil Sands Limited (in shares)						98,814
Equity transactions to eliminate non-controlling interest in Canadian Oil Sands Limited	1,298.0			CAD (1,183.0)	(115.0)
Equity transactions to eliminate non-controlling interest in Canadian Oil Sands Limited (in shares)						36,879
Issued under dividend reinvestment plan	2,808.0					CAD 2,808.0
Share-based compensation		39.0				39.0
Dividends paid on common shares					(1,877.0)	(1,877.0)
Ending balance at Dec. 31, 2016	26,942.0	588.0	1,007.0		16,093.0	CAD 44,630.0
Ending balance (in share) at Dec. 31, 2016						1,667,914
Changes in equity [abstract]
Net earnings					4,458.0	CAD 4,458.0
Foreign currency translation adjustment			(198.0)			(198.0)
Actuarial (loss) gain on employee retirement benefit plans, net of income taxes					31.0	31.0
Total comprehensive (loss) income			(198.0)		4,489.0	4,291.0
Issued under share option plans	297.0	(69.0)				CAD 228.0
Issued under share option plans (in shares)						6,223
Issued for cash, net of income taxes of $26	(536.0)				(877.0)	CAD (1,413.0)
Issued for cash, net of income taxes of $26 (in shares)						(33,154)
Purchase of common shares for cancellation (in shares)						(33,154)
Change in liability for share purchase commitment	(97.0)				(180.0)	CAD (277.0)
Share-based compensation		48.0				48.0
Dividends paid on common shares					(2,124.0)	(2,124.0)
Ending balance at Dec. 31, 2017	CAD 26,606.0	CAD 567.0	CAD 809.0		CAD 17,401.0	CAD 45,383.0
Ending balance (in share) at Dec. 31, 2017						1,640,983